Parent-Only Financial Statements, Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net cash provided by operating activities		$ 169	$ 14,772	$ 17,529
Available-for-sale securities:
Sales proceeds		31,584	25,431	6,089
Prepayments and maturities		41,105	33,912	37,257
Purchases		(120,980)	(79,778)	(44,807)
Loans:
Other, net	[1]	(508)	(2,223)	(891)
Net cash used by investing activities		(122,119)	(107,235)	(128,380)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries		(1,198)	34,010	8,035
Long-term debt:
Proceeds from issuance		90,111	43,030	42,154
Repayment		(34,462)	(27,333)	(15,829)
Preferred stock:
Proceeds from issuance		2,101	2,972	2,775
Cash dividends paid		(1,566)	(1,426)	(1,235)
Common stock warrants repurchased		(17)	(49)	(9)
Common stock:
Repurchased		(8,116)	(8,697)	(9,414)
Proceeds from issuance		1,415	1,726	1,840
Cash dividends paid		(7,472)	(7,400)	(6,908)
Excess tax benefits related to stock option payments		283	453	453
Other, net		(107)	33	51
Net cash provided by financing activities		123,568	92,003	110,503
Net change in cash and due from banks		1,618	(460)	(348)
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities		9,875	12,337	18,019
Available-for-sale securities:
Sales proceeds		5,472	5,345	1,196
Loans:
Net repayments from (advances to) subsidiaries		3,174	460	(2,199)
Capital notes and term loans made to subsidiaries		(32,641)	(29,860)	(11,275)
Principal collected on notes/loans made to subsidiaries		15,164	301	2,526
Net increase in investment in subsidiaries		(606)	(1,283)	(1,096)
Other, net		18	714	470
Net cash used by investing activities		(15,963)	(32,032)	(20,392)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries		789	2,084	2,314
Long-term debt:
Proceeds from issuance		34,362	31,487	22,627
Repayment		(15,096)	(9,194)	(8,659)
Preferred stock:
Proceeds from issuance		2,101	2,972	2,775
Cash dividends paid		(1,566)	(1,426)	(1,235)
Common stock:
Repurchased		(8,116)	(8,697)	(9,414)
Proceeds from issuance		1,415	1,726	1,840
Cash dividends paid		(7,472)	(7,400)	(6,908)
Excess tax benefits related to stock option payments		283	453	453
Other, net		(118)	10	37
Net cash provided by financing activities		6,582	12,015	3,830
Net change in cash and due from banks		494	(7,680)	1,457
Cash and due from banks at beginning of year		36,166	43,846	42,389
Cash and due from banks at end of year		36,660	36,166	43,846
Parent Company [Member] | Subsidiary Banks [Member]
Available-for-sale securities:
Prepayments and maturities		15,000	7,750	25
Purchases		(15,000)	(12,750)	(10,025)
Common stock:
Cash and due from banks at beginning of year		36,162
Cash and due from banks at end of year		36,657	36,162
Parent Company [Member] | Nonaffiliates [Member]
Available-for-sale securities:
Purchases		(6,544)	(2,709)	$ (14)
Common stock:
Cash and due from banks at beginning of year		4
Cash and due from banks at end of year		$ 3	$ 4

[1]	(1)Prior periods have been revised to conform to the current period presentation.